Note 19 - Tax assets and liabilities - Reconciliation Of Deferred Tax - Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes On The Exercise Assets [Line Items]
Deferred tax assets at the beginning	€ 16,391	€ 15,878	€ 10,391
Changes On The Exercise Assets Abstract
Deferred tax assets at the end	14,725	16,391	15,878
Pensions [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	(795)	168	120
Portfolio [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	82	(103)	554
Investments in subsidiaries [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	(305)	108	19
Impairment Losses [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	(385)	44	305
Other [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	(366)	255	76
Secured Tax Assets [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	2	(105)	4,655
Tax Losses [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	101	146	(242)
Charge For Income Tax And Other [Member]
Changes On The Exercise Assets Abstract
Changes On The Ejercice Assets	€ 0	€ 0	€ 0